Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accrued expenses
Schedule of accrued expenses

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2025	2024
Operating expenses	$5,456	$3,629
Interest expenses	4,834	4,936
EU ETS	6,805	—
Other expenses	1,333	2,900
Total accrued expenses	$18,428	$11,465